Consolidated statements of operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Total revenues	$ 17,362,669	$ 20,302,052	$ 13,329,640
Expenses
Voyage expenses	3,366,223	2,944,071	405,965
Voyage expenses – related party	218,192	250,241	166,588
Vessels' operating expenses	7,346,527	7,112,094	3,775,700
Vessels' operating expenses – related party	86,500	48,500	24,000
Dry-docking costs	14,380	935,565	22,265
Management fees – related party	527,425	503,355	365,515
General and administrative expenses (including $331,408, $219,717 and $311,676 to related party)	614,786	219,717	331,408
Depreciation	8,674,663	8,643,920	8,613,177
Total expenses	20,848,696	20,657,463	13,704,618
Loss from operations	(3,486,027)	(355,411)	(374,978)
Other (expenses) / income
Interest and finance costs	(145,013)	(10,008)	(7,663)
Interest income	980	108	7,229
Foreign exchange gain/(loss)	(9,919)	(28,450)	228
Other expenses, net	(153,952)	(38,350)	(206)
Net loss	$ (3,639,979)	$ (393,761)	$ (375,184)
Loss per share attributable to common shareholders - basic and diluted	$ (0.79)	$ (0.08)	$ (0.08)
Weighted average number of shares, basic and diluted	4,775,272	4,775,272	4,775,272